CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current
Cash	$ 728,575	$ 877,848
Accounts receivable	381,955	51,080
Inventory	296,382	117,088
Prepaid expenses	49,510	0
Total Current Assets	1,456,422	1,046,016
Property and Equipment	86,426	42,344
Total Assets	1,542,848	1,088,360
Current
Accounts payable and accrued liabilities	111,831	54,890
Due to related parties	109,309	0
Notes and accrued interest payable	0	127,428
Promissory note and accrued interest payable	0	275,783
Accrued redeemable preferred stock dividends	23,891	0
Total Liabilities	245,031	458,101
Redeemable Preferred Stock	2,027,945	0
STOCKHOLDERS' (DEFICIENCY) EQUITY
Common Stock	71,128	56,102
Additional Paid-in Capital	4,744,921	1,559,335
Share Subscriptions Received	0	1,385,000
Deficit Accumulated During The Development Stage	(5,546,177)	(2,370,178)
Total Stockholders' (Deficiency) Equity	(730,128)	630,259
Total Liabilities and Stockholders' (Deficiency) Equity	$ 1,542,848	$ 1,088,360